Other Receivables	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Other Receivables
7.	Other Receivables

(a)	The details of other receivables as of December 31, 2024 and 2025, are as follows:

(in millions of Won)	2024		2025
Current
Short-term loans	￦	375,244	348,621
Other accounts receivable		1,671,039	1,276,332
Accrued income		293,985	341,802
Deposits		80,007	106,612
Others		28,480	36,209
Lease receivables		18,224	14,432
Less: Allowance for doubtful accounts		(205,656)	(203,323)

	￦	2,261,323	1,920,685

Non-current
Long-term loans(*1)	￦	1,247,255	1,369,527
Other accounts receivable		192,736	461,676
Accrued income		189,565	183,455
Deposits		142,698	141,782
Lease receivables		76,680	65,676
Less: Allowance for doubtful accounts		(542,605)	(586,863)

	￦	1,306,329	1,635,253

(*1)	The Company recognized an allowance for doubtful accounts for all of the other receivables from FQM Australia Holdings Pty Ltd., an associate, due to low possibility of collecting these receivables.
(b) The details of lease receivables are as follows:

(in millions of Won)
Customer	Leased items	2024		2025
Pohang University of Science and Technology	Lease contract	￦	7,429	7,267
Korea Business Angels Association	Lease contract		2,162	1,562
HEUNG-A SHIPPING CO., LTD.	4 Tankers		45,179	43,558
Executive Offshore, PT Wintermar, COHC, Myanma Port Authority	Helicopter, Ship, Jetty		40,134	27,721

		￦	94,904	80,108

(c)	As of December 31, 2024 and 2025, total lease investment and net lease investment are as follows:

(in millions of Won)	2024		2025
Less than 1 year	￦	19,051	15,298
1 year - 3 years		31,805	23,072
3 years - 5 years		9,848	14,067
Over 5 years		68,527	55,424

Undiscounted lease payments		129,231	107,861
Unrealized interest income		(34,327)	(27,753)

Present value of minimum lease payment	￦	94,904	80,108